SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	$ 8,387	$ 6,798
Deferred tax assets	15,412	13,979
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	2,059	1,916
Accounts payables [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	987
Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	5,725	5,871
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross		12
Decommissioning and restoration provision [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	2,510	2,671
Non capital losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	1,595	2,706
Mining tax [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	2,162	616
Other [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, gross	$ 374	$ 187